Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2015	Nov. 30, 2014	Nov. 30, 2015	Nov. 30, 2014	May. 31, 2015	May. 31, 2014
Operating expenses:
General and administrative	$ 880,697	$ 660,367	$ 1,737,357	$ 1,324,873	$ 3,282,908	$ 3,106,678
Amortization and depreciation	90,191	90,127	180,382	180,040	360,582	352,429
Research and development	1,661,069	2,087,323	6,970,309	4,150,467	15,156,365	3,981,468
Legal fees	261,822	153,863	663,211	290,884	796,671	672,153
Total operating expenses	2,893,779	2,991,680	9,551,259	5,946,264	19,596,526	8,112,728
Operating loss	(2,893,779)	(2,991,680)	(9,551,259)	(5,946,264)	(19,596,526)	(8,112,728)
Interest income	211	556	569	1,688	2,199	7,767
Gain on settlement of accounts payable						183,944
(Loss) on extinguishment of convertible notes			(584,177)
Change in fair value of derivative liability		(805,575)	646,505	(805,575)	(838,643)
Interest expense:
Amortization of discount on convertible notes	(1,114,901)	(688,465)	(2,121,491)	(1,044,340)	(2,145,010)	(3,807,320)
Amortization of discount on related party convertible notes		(60,699)	(94,344)	(60,699)	(523,614)
Amortization of debt issuance costs	(362,038)		(712,377)		(103,598)	(120,000)
Inducement interest	(866,713)	(353,333)	(1,624,324)	(353,333)	(1,526,254)	(193,160)
Interest on notes payable	(27,373)	(84,718)	(118,709)	(154,911)	(356,624)	(583,076)
Total interest expense	(2,371,025)	(1,187,215)	(4,671,245)	(1,613,283)	(4,655,100)	(4,510,396)
(Loss) before income taxes	(5,264,593)	(4,983,914)	(14,159,607)	(8,363,434)	(25,088,070)	(12,431,413)
Provision for taxes on income	0	0	0	0	0	0
Net (loss)	$ (5,264,593)	$ (4,983,914)	$ (14,159,607)	$ (8,363,434)	$ (25,088,070)	$ (12,431,413)
Basic and diluted (loss) per share	$ (0.06)	$ (0.09)	$ (0.18)	$ (0.15)	$ (0.43)	$ (0.27)
Basic and diluted weighted average common shares outstanding	84,089,964	56,276,630	78,003,528	56,013,134	58,375,637	46,900,643